CONTINGENTLY REDEEMABLE ORDINARY SHARES - movement in the carrying value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		¥ 120,821
Proceeds from the Investor Shareholder, net of issuance cost of nil		39,967	¥ 120,000
Accretion to redemption value	$ 1,654	10,792	821
Conversion into Class A ordinary shares upon IPO		¥ (171,580)
Ending balance			120,821
Issuance cost			¥ 0